Income Taxes - Schedule of Components of the Income Tax (Details) - Income Tax Provision [Member] - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Components of the Income Tax [Line Items]
Current income tax provision	$ 26,578	$ 139,982
Total	$ 26,578	$ 139,982